Fair Value	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Fair Value
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Fair value measurement provisions establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This guidance describes three levels of inputs that may be used to measure fair value:

•	Level 1: Inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2: Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date.

•
Level 3: Unobservable inputs that are supported by little or no market activity and are developed based on the best information available in the circumstances. For example, inputs derived through extrapolation or interpolation that cannot be corroborated by observable market data.

Recurring Fair Value Measurements
Following is a summary of assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012:

	Fair Value Measurements Using			Total
	Level 1	Level 2	Level 3
December 31, 2013
Derivative liabilities	$—	$—	$—	$—
December 31, 2012
Derivative liabilities	—	(1)	—	(1)

Level 1 derivative liabilities primarily consist of financial instruments traded on exchange or futures markets. Level 2 derivative liabilities consist of derivative instruments transacted primarily in over the counter markets.
There were no transfers between Level 1, Level 2 or Level 3 measurements during the years ended December 31, 2013 and 2012.
The Company calculates the fair value of its Level 1 derivative liabilities using quoted market prices. The Company calculates the fair value of its Level 2 derivative liabilities using standard pricing models with market-based inputs, adjusted for nonperformance risk. When its financial instruments are in a liability position, the Company evaluates its credit risk as a component of fair value. At December 31, 2013 and 2012, no adjustment was made by the Company to reduce its derivative liabilities for nonperformance risk.
When its financial instruments are in an asset position, the Company is exposed to credit loss in the event of nonperformance by other parties to these contracts and evaluates their credit risk as a component of fair value.

Non-recurring Fair Value Measurements
Long-Lived and Amortizable Intangible Assets
Following is a summary of losses as a result of the Company measuring long-lived assets at fair value on a non-recurring basis during the years ended December 31, 2013, 2012 and 2011, all of which were valued using Level 3 inputs.

	Year Ended December 31,
	2013	2012	2011
Long-lived assets held and used	$111	$23	$31
Long-lived assets held for disposal/abandonment	13	—	1
Total	$124	$23	$32

In 2013, the Company significantly lowered its forecast of estimated earnings and cash flows for its epoxy business from those previously projected. This was due to sustained overcapacity in the epoxy resins market throughout 2013 and increased competition from Asian imports, which resulted in a significant decrease in earnings and cash flows in the epoxy business in the fourth quarter of 2013. Additionally, the Company expects continued overcapacity in the epoxy resins market in 2014. As a result, the Company wrote down long-lived assets with a carrying value of $207 to fair value of $103, resulting in an impairment charge of $104 within its Epoxy, Phenolic and Coating Resins segment. These assets were valued by using a discounted cash flow analysis based on assumptions that market participants would use. Significant unobservable inputs in the discounted cash flow analysis included projected long-term future cash flows, projected growth rates and discount rates associated with these long-lived assets. Future projected long-term cash flows and growth rates were derived from models based upon forecasts prepared by the Company’s management. These projected cash flows were discounted using a rate of 14%.
In 2013, as a result of the likelihood that certain long-lived assets would be disposed of before the end of their estimated useful lives, resulting in lower future cash flows associated with these assets, the Company wrote down long-lived assets with a carrying value of $8 to fair value of $1, resulting in an impairment charge of $7 within its Epoxy, Phenolic and Coating Resins segment. These assets were valued by using a discounted cash flow analysis based on assumptions that market participants would use. Significant unobservable inputs in the model included projected short-term future cash flows associated with these long-lived assets through the projected disposal date. Future projected short-term cash flows were derived from forecast models based upon budgets prepared by the Company’s management.
In 2013, as a result of the Company’s decision to dispose of certain long-lived assets before the end of their estimated useful lives, the Company wrote down long-lived assets with a carrying value of $13 to fair value of $0, resulting in an impairment charge of $13 within its Epoxy, Phenolic and Coating Resins segment.
In 2012, as a result of the likelihood that certain long-lived assets would be disposed of before the end of their estimated useful lives, resulting in lower future cash flows associated with these assets, the Company wrote down long-lived assets with a carrying value of $26 to fair value of $5, resulting in impairment charges of $15 and $6 within its Epoxy, Phenolic and Coating Resins and Forest Products Resins segments, respectively. These assets were valued by using a discounted cash flow analysis based on assumptions that market participants would use. Significant unobservable inputs in the model included projected short-term future cash flows, projected growth rates and discount rates associated with these long-lived assets. Future projected short-term cash flows and growth rates were derived from probability-weighted forecast models based upon budgets prepared by the Company’s management. These projected future cash flows were discounted using rates ranging from 2% to 3%.
In 2012, as a result of market weakness and the loss of a customer, resulting in lower future cash flows associated with certain long-lived assets, the Company wrote-down long-lived assets with a carrying value of $22 to a fair value of $20, resulting in an impairment charge of $2 within its Forest Products Resins segment. These assets were valued using a discounted cash flow analysis based on assumptions that market participants would use and incorporated probability-weighted cash flows based on the likelihood of various possible scenarios. Significant unobservable inputs in the model included projected future cash flows, projected growth rates and discount rates associated with these long-lived assets. Future projected cash flows and growth rates were derived from probability-weighted forecast models based upon budgets prepared by the Company’s management. These projected future cash flows were discounted using rates ranging from 2% to 10%.
In 2011, as a result of the likelihood that certain long-assets would be sold before the end of their estimated useful lives in order to bring manufacturing capacity in line with current market demand, the Company wrote down long-lived assets with a carrying value of $22 to fair value of $8, resulting in impairment charges of $12 and $2 within the Forest Products Resins and Epoxy, Phenolic and Coating Resins segments, respectively, for the year ended December 31, 2011. These long-lived assets were valued with the assistance of appraisals from third parties or by using a discounted cash flow analysis based on assumptions that market participants would use. Significant unobservable inputs in the model included projected revenues and manufacturing costs associated with these assets.
In 2011, as a result of the permanent closure of a large customer and continued competitive pressures resulting in successive periods of negative cash flows associated with certain long-lived assets within the Company’s European forest products business, the Company wrote down long-lived assets with a carrying value of $29 to fair value of $11, resulting in an impairment charge of $18 for the year ended December 31, 2011. These assets were valued using a discounted cash flow analysis based on assumptions that market participants would use, and incorporated probability-weighted cash flows based on the likelihood of various possible scenarios. Significant unobservable inputs in the model included projected future cash flows, projected growth rates, discount rates and asset usage charges associated with certain intangible assets.
Goodwill
As of October 1, 2013, the estimated fair value of the Company’s epoxy reporting unit was significantly less than the carrying value of the net assets of the reporting unit. In estimating the fair value of the epoxy reporting unit, the Company relied solely on a discounted cash flow model income approach. This was due to the Company’s belief that the reporting unit’s EBITDA, a key input under the market approach, was not representative and consistent with the reporting unit’s historical performance and long-term outlook and, therefore, was not consistent with assumptions that a market participant would use in determining the fair value of the reporting unit. To measure the amount of the goodwill impairment, the Company allocated the estimated fair value of the reporting unit to the reporting unit’s assets and liabilities. As a result of this allocation, the Company estimated that the implied fair value of the epoxy reporting unit’s goodwill was $0. As such, the entire epoxy reporting unit’s goodwill balance of $57 was impaired during the fourth quarter of 2013. Key assumptions used in the determination of the fair value of the epoxy reporting unit’s assets included estimated replacement costs for similar long-lived assets and projections of future revenues over a multi-year period, both of which would be deemed unobservable inputs (Level 3).
Non-derivative Financial Instruments
The following table summarizes the carrying amount and fair value of the Company’s non-derivative financial instruments:

	Carrying Amount	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2013
Debt	$3,774	$—	$3,820	$10	$3,830
December 31, 2012
Debt	$3,495	$—	$3,410	$11	$3,421

Fair values of debt classified as Level 2 are determined based on other similar financial instruments, or based upon interest rates that are currently available to the Company for the issuance of debt with similar terms and maturities. Level 3 amounts represent capital leases whose fair value is determined through the use of present value and specific contract terms. The carrying amounts of cash and cash equivalents, short term investments, accounts receivable, accounts payable and other accrued liabilities are considered reasonable estimates of their fair values due to the short-term maturity of these financial instruments.